OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING EXPENSES (Note 15)
Expenditures
	For the year ended December 31, 2023
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$259	$159	$15	$16	$449
Consultants	344	31	-	130	505
Depreciation (non-cash)	299	180	-	-	479
Directors’ fees	305	-	-	-	305
Marketing and conferences	-	7	646	7	660
Professional fees	1,008	-	1	72	1,081
Salaries	1,694	323	377	225	2,619
Share-based payments (non-cash) (Note 14(d))	1,170	56	121	245	1,592
Transfer agent and filing fees	154	-	43	-	197
Travel and accommodation	47	31	76	13	167
Operating expenses total	$5,280	$787	$1,279	$708	$8,054
Impairment of non-current assets (non-cash)					1,545
Loss from operational activities					$9,599
	For the year ended December 31, 2022
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$328	$125	$17	$13	$483
Consultants	432	12	-	1	445
Depreciation (non-cash)	235	176	-	-	411
Directors’ fees	296	-	-	-	296
Marketing and conferences	25	3	721	8	757
Professional fees	974	48	-	-	1,022
Salaries	1,233	209	377	230	2,049
Share-based payments (non-cash) (Note 14(d))	1,235	44	149	145	1,573
Transfer agent and filing fees	123	-	16	-	139
Travel and accommodation	81	22	114	24	241
Operating expenses total	$4,962	$639	$1,394	$421	$7,416
Impairment of non-current assets (non-cash)					10,361
Loss from operational activities					$17,777